CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 609	$ 789
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	77,896,088	77,569,088
Ordinary shares, shares outstanding	77,550,069	77,223,069
Treasury shares	346,019	346,019